ACQUISITIONS (Details 15) (VanceInfo, USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	2 Months Ended	12 Months Ended
	Nov. 09, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
ACQUISITIONS
Ownership percentage in the combined company	50.00%
Total consideration
Issuance of common shares	42,517
Closing price on transaction date (in dollars per share)	$ 7.49
Total consideration	$ 326,778
Net tangible assets:
Cash	31,717
Term deposits	35,032
Accounts receivable	155,885
Other current assets	13,525
Property, plant and equipment	53,400
Land use right	24,393
Deferred tax assets-non-current	866
Other non-current assets	4,254
Current liabilities	(75,530)
Other non-current liabilities	(6,185)
Total	237,357
Intangible assets acquired:
Goodwill	54,407
Deferred tax liability	(8,966)
Total	89,421
Total consideration	326,778
Pro forma financial information
Net revenues			673,266	502,126
Net income/(loss)			1,807	39,532
Net income/(loss) per share (in dollars per share)
Basic (in dollars per share)			$ 0.02	$ 0.47
Diluted (in dollars per share)			$ 0.02	$ 0.45
Amount of revenue since acquisition date		59,323
Customer relationship
Intangible assets acquired:
Intangible assets acquired	11,540
Customer relationship | Minimum
Estimated useful life
Estimated economic lives	4 years
Customer relationship | Maximum
Estimated useful life
Estimated economic lives	6 years
Trade name
Intangible assets acquired:
Intangible assets acquired	27,840
Trade name | Minimum
Estimated useful life
Estimated economic lives	2 years
Software technology
Intangible assets acquired:
Intangible assets acquired	2,290
Software technology | Minimum
Estimated useful life
Estimated economic lives	4 years
Software technology | Maximum
Estimated useful life
Estimated economic lives	5 years
Contract backlog
Intangible assets acquired:
Intangible assets acquired	910
Estimated useful life
Estimated economic lives	2 years
Non-compete agreement
Intangible assets acquired:
Intangible assets acquired	1,400
Non-compete agreement | Minimum
Estimated useful life
Estimated economic lives	1 year
Non-compete agreement | Maximum
Estimated useful life
Estimated economic lives	4 years
Shares issued in exchange for shares of VanceInfo
Total consideration
Stock consideration	318,451
Shares issued in exchange for fair value of vested VanceInfo stock options and RSU
Total consideration
Stock consideration	$ 8,327
VanceInfo shareholders
ACQUISITIONS
Ownership percentage in the combined company	50.00%